OBLIGATION UNDER OPERATING LEASES (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
Year ended December 31, 2014	$ 40,591	$ 85,038
Year ended December 31, 2015	162,364
Thereafter	86,561	0
Operating Leases, Future Minimum Payments Due, Total	$ 289,516	$ 85,038